UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21036

Name of Fund: BlackRock Municipal Bond Trust (BBK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2012 (Unaudited)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 4.0%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.00%, 6/01/34	$1,150	$1,406,922
6.00%, 6/01/39	450	552,276
Birmingham Water Works Board, RB, 4.75%, 1/01/36	2,100	2,344,503
Hoover City Board of Education, GO, Refunding, 4.25%, 2/15/40	2,750	3,002,917
		7,306,618
Arizona — 9.4%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	2,200	2,436,808
Arizona Sports & Tourism Authority, RB, Multipurpose Stadium Facilities, Series A (NPFGC), 5.00%, 7/01/13 (a)	1,500	1,541,430
Arizona State University, RB, Series D, 5.50%, 7/01/26	200	247,850
County of Pinal Arizona Election District No. 3, Refunding RB, 4.75%, 7/01/31	3,750	4,204,200
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	900	958,662
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,802,385
5.00%, 12/01/37	2,065	2,489,027
San Luis Facility Development Corp., RB, Senior Lien, Regional Detention Center Project:
6.25%, 5/01/15	185	184,780
7.00%, 5/01/20	300	307,020
7.25%, 5/01/27	600	583,782
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/29	750	852,480
University Medical Center Corp. Arizona, RB, 6.50%, 7/01/39	500	589,465
University Medical Center Corp. Arizona, Refunding RB, 6.00%, 7/01/39	900	1,064,124
		17,262,013
Arkansas — 1.4%
City of Conway Arkansas, RB, Wastewater Revenue Improvement, Series A, 4.20%, 10/01/37	500	536,885
City of Springdale Arkansas, RB, Sales and Tax Use:
3.00%, 11/01/30	650	662,090
3.00%, 11/01/31	1,010	1,029,129
3.00%, 11/01/32	310	314,526
		2,542,630

	Par (000)	Value
Municipal Bonds
California — 17.4%
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub-Series C, 10.37%, 6/01/55 (b)	$4,500	$61,245
California Educational Facilities Authority, RB, Santa Clara University, 5.00%, 2/01/40	1,000	1,141,270
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 8/15/31	1,900	2,348,476
California HFA, RB, Home Mortgage, Series G, AMT, 5.05%, 2/01/29	2,285	2,305,268
Carlsbad Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (c)	1,000	846,060
City of San Jose California, Refunding ARB, San Jose Airport, Series A1, AMT, 5.75%, 3/01/34	2,000	2,368,820
Dinuba Unified School District, GO, Election of 2006 (AGM):
5.63%, 8/01/31	250	294,683
5.75%, 8/01/33	500	591,815
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (c)	1,650	1,296,075
Norwalk-La Mirada Unified School District California, GO, Refunding, CAB, Election of 2002, Series E (AGC), 4.71%, 8/01/38 (b)	8,000	2,424,720
Palomar Community College District, GO, CAB, Election of 2006, Series B:
4.26%, 8/01/30 (b)	1,500	712,230
5.47%, 8/01/33 (b)	4,000	1,311,000
0.00%, 8/01/39 (c)	2,000	1,343,120
San Diego Community College District California, GO, CAB, Election of 2002, 0.00%, 8/01/19 (c)	2,800	2,416,708
San Jose Evergreen Community College District, GO, Election of 2010, Series B, 3.50%, 8/01/32	1,200	1,267,776
State of California, GO, Refunding, Veterans, AMT, 5.05%, 12/01/36	650	670,638
State of California, GO, Various Purpose:
5.75%, 4/01/31	2,000	2,440,200
6.00%, 3/01/33	1,000	1,285,130
6.50%, 4/01/33	1,950	2,504,521
5.50%, 3/01/40	2,350	2,833,935
Val Verde Unified School District California, Special Tax Bonds, Refunding, Junior Lien, 6.25%, 10/01/28	1,585	1,633,818
		32,097,508

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Colorado — 1.2%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	$1,070	$1,299,547
Park Creek Metropolitan District, Refunding RB, Limited Property Tax (AGM), 6.00%, 12/01/38	750	896,063
		2,195,610
Connecticut — 1.4%
Connecticut State Health & Educational Facilities Authority, Refunding RB:
Hartford Healthcare, Series A, 5.00%, 7/01/32	1,390	1,572,048
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	550	619,839
Sacred Heart University, Series G, 5.38%, 7/01/31	400	453,608
		2,645,495
Delaware — 0.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,200	1,368,696
Florida — 5.5%
County of Lee Florida, Refunding RB, Lee Airport, Series A, AMT (AGM), 5.00%, 10/01/28	2,000	2,286,340
Orange County Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 6/01/36	125	134,775
Palm Beach County Housing Finance Authority, HRB, Indian Trace Apartments, Series A, AMT (AGM), 5.63%, 1/01/44	7,050	7,062,760
Stevens Plantation Community Development District, Special Assessment Bonds, Series A, 7.10%, 5/01/35 (d)	910	682,737
		10,166,612
Georgia — 1.1%
Chatham County Hospital Authority, Refunding RB, Memorial Health University Medical Center, Inc., Series A, 4.00%, 1/01/34	2,000	2,101,060
Hawaii — 0.2%
Hawaii State Department of Budget & Finance Senior Living, Refunding RB, Special Purpose, Kahala Nui, 5.25%, 11/15/37	400	434,904

	Par (000)	Value
Municipal Bonds
Idaho — 1.2%
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/33	$1,750	$2,135,508
Illinois — 9.0%
Chicago Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/40	665	781,708
City of Chicago Illinois, Refunding RB, O’Hare International Airport, Passenger Facility Charge, Series B, AMT, 4.00%, 1/01/29	4,000	4,175,960
Illinois Finance Authority, RB:
Navistar International, Recovery Zone, 6.50%, 10/15/40	560	587,698
Rush University Medical Center, Series C, 6.63%, 11/01/39	650	817,453
Illinois Finance Authority, Refunding RB:
OSF Healthcare System, 6.00%, 5/15/39	1,025	1,209,602
Roosevelt University Project, 6.50%, 4/01/44	1,000	1,148,820
Series A, Friendship Village Schaumburg, 5.63%, 2/15/37	210	212,497
Railsplitter Tobacco Settlement Authority, RB:
6.25%, 6/01/24	1,000	1,133,770
6.00%, 6/01/28	1,150	1,414,994
Village of Bolingbrook Illinois, GO, Refunding, Series B (NPFGC), 6.24%, 1/01/36 (b)	21,065	5,105,313
		16,587,815
Indiana — 0.6%
Indiana Finance Authority, Refunding RB, Improvement, U.S. Steel Corp., 6.00%, 12/01/26	1,000	1,032,260
Iowa — 0.9%
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.75%, 9/01/30	500	572,495
6.00%, 9/01/39	1,000	1,135,920
		1,708,415
Kansas — 0.5%
Pratt County Public Building Commission, RB, 3.25%, 12/01/32	1,000	1,011,530
Louisiana — 2.5%
Lafayette Public Trust Financing Authority, Refunding RB, Ragin Cajun Facilities Project, 3.75%, 10/01/32	520	544,669

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Louisiana (concluded)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
Parish of Plaquemines Project (AGM), 4.00%, 9/01/42	$480	$495,974
Westlake Chemical Corp, Series A-1, 6.50%, 11/01/35	1,050	1,239,126
Louisiana Public Facilities Authority, RB:
Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	400	472,124
Franciscan Missionaries of our Lady Health System Project, Series B, 5.00%, 7/01/42	1,600	1,800,912
		4,552, 805
Maryland — 1.9%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	250	275,572
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Doctor’s Community Hospital, 5.63%, 7/01/30	2,900	3,181,764
		3,457,336
Michigan — 3.0%
Board of Control of Michigan Technological University, Refunding RB, General, Series A, 4.00%, 10/01/30	1,290	1,388,027
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	1,250	1,536,050
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,950	2,539,895
		5,463,972
Minnesota — 4.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	4,600	5,783,718
Minnesota Higher Education Facilities Authority, RB, Macalester College, Series 7-S (f):
3.25%, 5/01/36	300	300,996
4.00%, 5/01/43	400	426,488
Minnesota Higher Education Facilities Authority, Refunding RB, College of St. Scholarstica, Inc., Series 7, 4.00%, 12/01/32	100	105,312

	Par (000)	Value
Municipal Bonds
Minnesota (concluded)
Tobacco Securitization Authority Minnesota, Refunding RB, Tobacco Settlement, Series B, 5.25%, 3/01/31	$800	$900,808
		7,517,322
Mississippi — 3.2%
Mississippi Development Bank, RB, Hinds Community College District, CAB (AGM), 5.00%, 4/01/36	845	965,446
Mississippi Development Bank Special Obligation, RB, Jackson County Limited Tax Note (AGC), 5.50%, 7/01/32	1,750	2,035,775
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	2,100	2,434,719
Warren County Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, AMT, 5.38%, 12/01/35	400	446,040
		5,881,980
Missouri — 1.6%
Missouri State Development Finance Board, RB:
Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	900	1,004,103
St. Joseph Sewage System Improvements, 5.25%, 5/01/31	580	635,483
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University Health Sciences, 5.25%, 10/01/31	500	582,090
Heartland Regional Medical Center, 4.13%, 2/15/43	770	798,959
		3,020,635
Montana — 0.8%
Montana Facility Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 4.75%, 1/01/40	1,350	1,497,947
Multi-State — 6.3%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (g)(h)	10,500	11,546,325

Nebraska — 3.8%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	600	667,026
City of Omaha Nebraska, RB, Sanitary Sewerage System:
3.25%, 11/15/37(f)	2,400	2,365,200
4.00%, 11/15/42(f)	2,200	2,358,752

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Nebraska (concluded)
City of Omaha Nebraska, RB, Sanitary Sewerage System (concluded): 4.25%, 11/15/38	$1,440	$1,592,381
		6,983,359
Nevada — 1.0%
City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.65%, 6/01/23	1,265	1,265,000
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	575	632,742
		1,897,742
New Jersey — 11.0%
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (d)(e)	915	68,122
New Jersey EDA, ARB, Continental Airlines, Inc. Project, AMT, 7.20%, 11/15/30 (i)	3,000	3,011,370
New Jersey EDA, Refunding RB, First Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,546,665
New Jersey EDA, Refunding Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,500	9,129,450
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B:
7.13%, 12/01/23	630	822,528
7.50%, 12/01/32	800	1,023,768
New Jersey Health Care Facilities Financing Authority, Refunding RB, Barnabas Health, Series A:
4.63%, 7/01/23	510	591,136
5.63%, 7/01/37	1,700	1,991,992
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.50%, 10/01/38	485	511,733
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 6/15/36	1,400	1,664,810
		20,361,574
New York — 5.5%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (d)(e)	455	68,259
Hudson New York Yards Infrastructure Corp., RB, Series A (NPFGC), 4.50%, 2/15/47	750	789,195

	Par (000)	Value
Municipal Bonds
New York (concluded)
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (d)(i)	$3,165	$3,340,942
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	800	941,688
New York State Dormitory Authority, RB, Rochester Institute of Technology, Series A, 6.00%, 7/01/18 (a)	1,000	1,282,280
Niagara Area Development Corp., Refunding RB, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	400	407,840
Onondaga Civic Development Corp., RB, Saint Joseph’s Hospital Health Center Project:
4.50%, 7/01/32	1,110	1,110,822
5.00%, 7/01/42	540	559,964
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien, Series A, Remarketing, 5.00%, 11/01/30	1,500	1,699,320
		10,200,310
North Carolina — 3.2%
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	2,945	2,760,731
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas, Series B, 4.38%, 10/01/31	1,000	1,100,480
North Carolina Medical Care Commission, Refunding RB:
South Eastern Regional Medical Center, 3.25%, 6/01/27	300	304,917
South Eastern Regional Medical Center, 5.00%, 6/01/32	660	769,032
University Health System, Series D, 6.25%, 12/01/33	800	980,760
		5,915,920
North Dakota — 1.1%
City of Fargo North Dakota, Refunding RB, University Facilities Development Foundation Project, 3.00%, 12/01/30	400	408,780
City of Grand Forks North Dakota, Refunding RB, Healthcare Systems, 5.00%, 12/01/32	1,415	1,568,471
		1,977,251

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	4

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio — 0.9%
Kent State University, RB, General Receipts, Series A, 5.00%, 5/01/42	$800	$928,288
Miami University/Oxford Ohio, RB, General Receipts, 3.25%, 9/01/34	800	811,168
		1,739,456
Oregon — 1.4%
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	750	880,238
Oregon Health & Science University, Refunding RB, Series A, 3.00%, 7/01/24	1,000	1,042,620
Oregon State Facilities Authority, Refunding RB, Limited College Project, Series A, 5.25%, 10/01/40	500	567,185
		2,490,043
Pennsylvania — 3.2%
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	1,695	1,823,786
Delaware River Port Authority, RB, Series D (AGM), 5.00%, 1/01/40	2,600	2,968,862
Pennsylvania Higher Educational Facilities Authority, RB, University Sciences Philadelphia, 5.00%, 11/01/42	1,000	1,135,540
		5,928,188
Puerto Rico — 1.4%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 5.47%, 8/01/35 (b)	1,000	294,290
First Sub-Series A, 5.75%, 8/01/37	1,000	1,114,500
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.42%, 8/01/41 (b)	5,000	1,079,800
		2,488,590
Rhode Island — 1.2%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	1,000	1,233,000
State of Rhode Island, COP, Series C, School for the Deaf (AGC), 5.38%, 4/01/28	900	1,042,722
		2,275,722

	Par (000)	Value
Municipal Bonds
Tennessee — 1.4%
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, 5.00%, 8/15/42	$800 $	897,312
Memphis-Shelby County Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	275	317,108
Shelby County Health Educational & Housing Facilities Board, RB, Methodist Le Bonheur Healthcare, 5.00%, 5/01/42	1,200	1,363,980
		2,578,400
Texas — 15.8%
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B:
7.13%, 12/01/31	500	648,210
7.25%, 12/01/35	1,750	2,218,492
Harris County-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 5.80%, 11/15/41 (b)	11,690	2,235,128
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	1,500	1,785,600
Midland County Fresh Water Supply District No 1, Refunding RB, City of Midland Project, 3.38%, 9/15/32	1,575	1,622,880
Midland County Fresh Water Supply District No 1, RB, CAB, City of Midland Project, Series A (b):
4.40%, 9/15/36	4,900	1,741,705
4.59%, 9/15/38	10,760	3,338,398
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,000	2,512,820
Texas State Turnpike Authority, RB, CAB (AMBAC), 6.00%, 8/15/35 (b)	50,000	13,073,000
		29,176,233
Vermont — 1.7%
University of Vermont & State Agricultural College, Refunding RB, Series A, 4.00%, 10/01/38	1,200	1,277,496
Vermont Educational & Health Buildings Financing Agency, RB, Hospital, Fletcher Allen Health, Series A, 4.75%, 12/01/36	800	837,960

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	5

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Vermont (concluded)
Vermont Educational & Health Buildings Financing Agency, Refunding RB, St. Michaels College, 5.00%, 10/01/42	$900	$1,016,280
		3,131,736
Virginia — 0.6%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 5.50%, 1/01/42	940	1,059,295
Washington — 0.9%
Washington Healthcare Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	1,400	1,671,614
West Virginia — 0.7%
West Virginia State University, RB, West Virginia University Projects, Series B, 5.00%, 10/01/36	1,100	1,310,056
Wyoming — 0.8%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	1,200	1,389,756
Total Municipal Bonds – 133.5%		246,110,241

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (j)
Colorado — 2.2%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 9/01/36	3,750	4,085,250
Massachusetts — 0.9%
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	1,450	1,647,331
Michigan — 2.3%
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	4,000	4,290,960
New York — 8.6%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	2,500	3,036,539
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	450	556,618
New York City Municipal Water Finance Authority, Refunding RB:
Series A, 4.75%, 6/15/30	3,000	3,430,380
Series FF-2, 5.50%, 6/15/40	405	499,220

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (j)
New York (concluded)
New York Liberty Development Corp., RB, 5.25%, 12/15/43	$2,505	$2,976,727
New York State Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	2,199	2,464,913
New York State Dormitory Authority, Refunding RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/42	760	911,012
New York State Thruway Authority, Refunding RB, Transportation, Series A, 5.00%, 3/15/31	1,560	1,899,035
		15,774,444
Ohio — 2.0%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	1,260	1,365,323
Ohio Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,000	2,238,780
		3,604,103
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 16.0%		29,402,088
Total Long-Term Investments (Cost – $245,495,840) – 149.5%		275,512,329

	Shares
Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.01%, (k)(l)	3,630,292	3,630,292
Total Short-Term Securities (Cost – $3,630,292) – 2.0%		3,630,292
Total Investments (Cost—$249,126,132*) – 151.5%		279,142,621
Other Assets Less Liabilities – 0.1%		111,921
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (8.2)%		(15,069,985)
VMTP Shares, at Liquidation Value – (43.4)%		(79,900,000)
Net Assets Applicable to Common Shares– 100.0%		$184,284,557

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	6

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$233,312,424

Gross unrealized appreciation	$32,639,813
Gross unrealized depreciation	(1,868,488)

Net unrealized appreciation	$30,771,325

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Non-income producing security.
(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

D.A. Davidson & Co.	$4,723,952	$50,408
Piper Jaffray	$727,484	$7,529
(g)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(h)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(i)	Variable rate security. Rate shown is as of report date.
(j)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(k)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income
FFI Institutional Tax-Exempt Fund	583,607	3,046,685	3,630,292	$ 136

(l)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	7

Schedule of Investments (concluded)	BlackRock Municipal Bond Trust (BBK)

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

—

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments: Long-Term Investments[1]	—	$275,512,329	—	$275,512,329
Short-Term Securities	$3,630,292	—	—	3,630,292

Total	$3,630,292	$275,512,329	—	$279,142,621

[1]	See above Schedule of Investments for values in each state or political sub-division.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(15,058,872)	—	$(15,058,872)
VMTP Shares	—	(79,900,000)	—	(79,900,000)

Total	—	$(94,958,872)	—	$ (94,958,872)

There were no transfers between levels during the period ended November 30, 2012.

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2012	8

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Bond Trust

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Bond Trust

Date: January 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal Bond Trust

Date: January 23, 2013